Note 14 - Stock Options and Nonvested Shares (Detail) - The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Weighted average expected option life (years)	6 years 51 days	5 years 357 days
Minimum [Member]
Weighted average risk free rate of return	2.02%	1.11%
Expected volatility rate	72.96%	54.37%
Maximum [Member]
Weighted average risk free rate of return	2.24%	2.47%
Expected volatility rate	73.75%	57.06%